DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

February 3, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Global High Income Fund, DWS GNMA Fund, DWS High Income Fund and DWS Short Duration Fund (the “Funds”), each a series of Deutsche DWS Income Trust (the “Trust”) (Reg. Nos. 002-91577; 811-04049)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 27, 2026.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2564.

Very truly yours,

/s/Peter Fariel

Peter Fariel

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.